Events after the balance sheet date Events after the balance sheet date (Details) $ in Billions	Aug. 05, 2019 USD ($)
August 2019 Share Buy Back Program [Member] | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy-back program	$ 1.0